FINANCIAL INSTRUMENTS (Details 13) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	$ 199,961	$ 150,534
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	92,693	88,028
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	$ 107,268	$ 62,506